Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Receivables [Abstract]
Government institutions	$ 6,409	$ 16,327
Other receivables	20,288	8,868
Prepaid expenses	10,256	2,952
Total other receivables	$ 36,953	$ 28,147